Separate Accounts	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Separate Accounts	SEPARATE ACCOUNTS
The Company issues variable annuity and variable life insurance contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. Most variable annuity and variable life insurance contracts are offered with both separate and general account options. See Note 9 for additional information.

The assets supporting the variable portion of variable annuity and variable life insurance contracts are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities”. The liabilities related to the net amount at risk are reflected within future policy benefits or market risk benefits. Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net”.
Separate Account Assets

The aggregate fair value of assets, by major investment asset category, supporting separate accounts is as follows:

	December 31, 2022	December 31, 2021
	(in thousands)
Asset Type:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$2,510	$2,636
U.S. corporate securities	8,702	4,610
Foreign corporate securities	1,420	821
Mortgage-backed securities	276	478
Mutual funds:
Equity	67,144,660	100,272,679
Fixed Income	38,109,374	39,543,862
Other	3,441,016	4,238,263
Equity securities	49,260	34,030
Other invested assets	5,262,178	5,686,253
Short-term investments	1,237	1,310
Cash and cash equivalents	30,613	12,886
Total	$114,051,246	$149,797,828

For the periods ended December 31, 2022 and December 31, 2021, there were no transfers of assets, other than cash, from the general account to a separate account; therefore, no gains or losses were recorded.

Separate Account Liabilities
The balances of and changes in separate account liabilities as of and for the periods indicated are as follows:

	December 31, 2022
	Variable Annuities	Variable Life	Total
	(in thousands)
Balance, beginning of period	$123,977,624	$25,820,204	$149,797,828
Deposits	658,695	2,275,000	2,933,695
Investment performance	(21,600,783)	(4,270,091)	(25,870,874)
Policy charges	(2,513,831)	(767,168)	(3,280,999)
Surrenders and withdrawals	(8,481,231)	(339,931)	(8,821,162)
Benefit payments	(62,586)	(278,140)	(340,726)
Net transfers (to) from general account	(206,269)	(213,752)	(420,021)
Other	13,828	39,677	53,505
Balance, end of period	$91,785,447	$22,265,799	$114,051,246

Cash surrender value(1)	$90,208,083	$19,575,562	$109,783,645

(1) Cash surrender value represents the amount of the contractholder's account balances distributable at the balance sheet date less certain surrender charges.

	December 31, 2021
	Variable Annuities	Variable Life	Total
	(in thousands)
Balance, beginning of period	$124,275,626	$21,464,796	$145,740,422
Deposits	669,497	2,397,739	3,067,236
Investment performance	13,179,092	3,482,547	16,661,639
Policy charges	(2,937,255)	(703,264)	(3,640,519)
Surrenders and withdrawals	(11,147,772)	(403,558)	(11,551,330)
Benefit payments	(74,953)	(289,298)	(364,251)
Net transfers (to) from general account	3,449	(164,405)	(160,956)
Other	9,940	35,647	45,587
Balance, end of period	$123,977,624	$25,820,204	$149,797,828

Cash surrender value(1)	$121,847,584	$23,174,409	$145,021,993

(1) Cash surrender value represents the amount of the contractholder's account balances distributable at the balance sheet date less certain surrender charges.